Commitments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments [Line Items]
Lease payments	$ 10	$ 10
Long-Term Software/Meter Agreement [Member] | Trilliant Agreement [Member]
Commitments [Line Items]
Agreement renewal term	5 years
Operating Leases [Member] | Minimum [Member]
Commitments [Line Items]
Typical terms of irrevocable operating lease	3 years
Operating lease renewal options	3 years
Operating Leases [Member] | Maximum [Member]
Commitments [Line Items]
Typical terms of irrevocable operating lease	5 years
Operating lease renewal options	5 years